[UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK LETTERHEAD]

VIA EDGAR TRANSMISSION

May 1, 2026

Securities and Exchange Commission (the "Commission")
100 F Street, N.E.
Washington, D.C. 20549

Re: The United States Life Insurance Company in the City of New York Certification Pursuant to Rule 497(j) of the Securities Act of 1933 Central Index Key 0001310558

FILE NUMBER     PRODUCT NAME
-----------     ------------
333-284520	Corebridge MarketLock(R) Annuity NY


Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statement, the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.


Very truly yours,

/s/ Kyoko Rossman
Kyoko Rossman
Senior Director, Legal Services